As filed with the Securities and Exchange         Registration No. 33-75964*
Commission on February 20, 1996                  Registration No. 811-2513
----------------------------------------------------------------------------
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-4
----------------------------------------------------------------------------
                      Post-Effective Amendment No. 5 To
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                              and Amendment To

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
----------------------------------------------------------------------------
   Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                         (EXACT NAME OF REGISTRANT)

                  Aetna Life Insurance and Annuity Company
                            (NAME OF DEPOSITOR)

          151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (Address of Depositor's Principal Executive Offices) (Zip Code)

     Depositor's Telephone Number, including Area Code:  (860) 273-7834

                          Susan E. Bryant, Counsel
                  Aetna Life Insurance and Annuity Company
          151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                  (NAME AND ADDRESS OF AGENT FOR SERVICE)

----------------------------------------------------------------------------
It is proposed that this filing will become effective:

    /X/    on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 33-75958; 33-75960; and 33-75994.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940,
Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                        VARIABLE ANNUITY ACCOUNT C
                           CROSS REFERENCE SHEET

FORM N-4
ITEM NO.             PART A (PROSPECTUS)                      LOCATION
--------             -------------------                      --------
    1   Cover Page . . . . . . . . . . . . . . . . . . . Cover Page

    2   Definitions. . . . . . . . . . . . . . . . . . . Definitions

    3   Synopsis or Highlights . . . . . . . . . . . . . Prospectus Summary; Fee Table

    4   Condensed Financial Information. . . . . . . . . Condensed Financial
                                                         Information

    5   General Description of Registrant, Depositor,
        and Portfolio Companies. . . . . . . . . . . . . The Company; Variable Annuity
                                                         Account C; The Funds

    6   Deductions and Expenses. . . . . . . . . . . . . Charges and Deductions;
                                                         Distribution

    7   General Description of Variable Annuity
        Contracts. . . . . . . . . . . . . . . . . . . . Purchase; Miscellaneous

    8   Annuity Period . . . . . . . . . . . . . . . . . Annuity Period

    9   Death Benefit. . . . . . . . . . . . . . . . . . Death Benefit During
                                                         Accumulation Period; Death
                                                         Benefit Payable During the
                                                         Annuity Period

   10   Purchases and Contract Value . . . . . . . . . . Purchase; Contract Valuation

   11   Redemptions. . . . . . . . . . . . . . . . . . . Right to Cancel; Withdrawals

   12   Taxes. . . . . . . . . . . . . . . . . . . . . . Tax Status

   13   Legal Proceedings. . . . . . . . . . . . . . . . Miscellaneous - Legal Matters
                                                         and Proceedings

   14   Table of Contents of the Statement of
        Additional Information . . . . . . . . . . . . . Contents of the Statement of
                                                         Additional Information

FORM N-4
ITEM NO.   PART B (STATEMENT OF ADDITIONAL INFORMATION)       LOCATION
--------   --------------------------------------------       --------
   15   Cover Page . . . . . . . . . . . . . . . . . . . Cover page

   16   Table of Contents. . . . . . . . . . . . . . . . Table of Contents

   17   General Information and History. . . . . . . . . General Information and History

   18   Services . . . . . . . . . . . . . . . . . . . . General Information and
                                                         History; Independent Auditors

   19   Purchase of Securities Being Offered . . . . . . Offering and Purchase of
                                                         Contracts

   20   Underwriters . . . . . . . . . . . . . . . . . . Offering and Purchase of
                                                         Contracts

   21   Calculation of Performance Data. . . . . . . . . Performance Data; Average
                                                         Annual Total Return Quotations

   22   Annuity Payments . . . . . . . . . . . . . . . . Annuity Payments

   23   Financial Statements . . . . . . . . . . . . . . Financial Statements

                         PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                   PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes group and individual deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available for public school systems and certain tax-exempt (Section 501(c)(3)) organizations for their employees under Section 403(b) of the Internal Revenue Code of 1986 as amended ("Code"), and for qualified defined contribution plans under Section 401(a) of the Code. (See "Purchase.")

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

 - Aetna Variable Fund                  - Fidelity VIP Overseas Portfolio
 - Aetna Income Shares                  - Franklin Government Securities
 - Aetna Variable Encore Fund           Trust
 - Aetna Investment Advisers Fund,      - Janus Aspen Aggressive Growth
 Inc.                                   Portfolio
 - Aetna Ascent Variable Portfolio      - Janus Aspen Balanced Portfolio
 - Aetna Crossroads Variable Portfolio  - Janus Aspen Flexible Income
 - Aetna Legacy Variable Portfolio      Portfolio
 - Alger American Growth Portfolio      - Janus Aspen Growth Portfolio
 - Alger American Small Cap Portfolio   - Janus Aspen Short-Term Bond
 - Calvert Responsibly Invested         Portfolio
 Balanced Portfolio                     - Janus Aspen Worldwide Growth
 - Fidelity VIP II Contrafund           Portfolio
 Portfolio                              - Lexington Natural Resources Trust
 - Fidelity VIP Equity-Income           - Neuberger & Berman Growth Portfolio
 Portfolio                              - Scudder International Portfolio
 - Fidelity VIP Growth Portfolio        - TCI Growth (a Twentieth Century
                                        fund)

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 19 of this Prospectus. An SAI may be obtained by indicating the request on the Enrollment Materials or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND THE GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
                                     1996.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS..........................................................................     DEFINITIONS - 1
PROSPECTUS SUMMARY...................................................................         SUMMARY - 1
FEE TABLE............................................................................       FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION......................................................     AUV HISTORY - 1
THE COMPANY..........................................................................                   1
VARIABLE ANNUITY ACCOUNT C...........................................................                   1
INVESTMENT OPTIONS...................................................................                   1
    The Funds........................................................................                   1
    Credited Interest Options........................................................                   4
PURCHASE.............................................................................                   4
    Contract Availability............................................................                   4
    Purchasing Interests in the Contract.............................................                   4
    Purchase Payments................................................................                   4
    Transfer Credits.................................................................                   5
    Right to Cancel..................................................................                   5
CHARGES AND DEDUCTIONS...............................................................                   5
    Daily Deductions from the Separate Account.......................................                   5
    Maintenance Fee..................................................................                   5
    Deferred Sales Charge............................................................                   6
    Fund Expenses....................................................................                   8
    Premium and Other Taxes..........................................................                   8
CONTRACT VALUATION...................................................................                   8
    Account Value....................................................................                   8
    Accumulation Units...............................................................                   8
    Net Investment Factor............................................................                   8
TRANSFERS............................................................................                   8
    Dollar Cost Averaging Program....................................................                   9
WITHDRAWALS..........................................................................                   9
    Reinvestment Privilege...........................................................                  10
CONTRACT LOANS.......................................................................                  10
ADDITIONAL WITHDRAWAL OPTIONS........................................................                  10
DEATH BENEFIT DURING ACCUMULATION PERIOD.............................................                  11
ANNUITY PERIOD.......................................................................                  11
    Annuity Period Elections.........................................................                  11
    Annuity Options..................................................................                  12
    Annuity Payments.................................................................                  13
    Charges Deducted During the Annuity Period.......................................                  13
    Death Benefit Payable During Annuity Period......................................                  13
TAX STATUS...........................................................................                  14
    Introduction.....................................................................                  14
    Taxation of the Company..........................................................                  14
    Contracts Used with Certain Retirement Plans.....................................                  14

MISCELLANEOUS........................................................................                  16
    Distribution.....................................................................                  16
    Delay or Suspension of Payments..................................................                  17
    Performance Reporting............................................................                  17
    Voting Rights....................................................................                  17
    Changes in Beneficiary Designations..............................................                  17
    Modification of the Contract.....................................................                  18
    Legal Matters and Proceedings....................................................                  18
CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................................                  18
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT..........................................                  20
APPENDIX II--THE FIXED ACCOUNT.......................................................                  21
APPENDIX III--THE FIXED PLUS ACCOUNT.................................................                  22

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. THE COMPANY DOES NOT AUTHORIZE ANY PERSON TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THE OFFERING CONTAINED IN THIS PROSPECTUS EXCEPT AS OTHERWISE CONTAINED HEREIN.

                                  DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following terms are defined as they are used in this Prospectus:

ACCOUNT: A record which identifies contract values accumulated on behalf of each Participant during the Accumulation Period. One or more Accounts may be established for each Participant.

ACCOUNT VALUE: The total dollar value of amounts held in an Account as of each Valuation Date during the Accumulation Period.

ACCOUNT YEAR: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

ACCUMULATION PERIOD: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the value of each Subaccount before annuity payments begin.

ANNUITANT: The person on whose life or life expectancy the annuity payments are based.

ANNUITY: A series of payments for life, a definite period or a combination of the two.

ANNUITY DATE: The date on which annuity payments begin.

ANNUITY PERIOD: The period during which annuity payments are made.

ANNUITY UNIT: A measure of the value of each Subaccount selected during the Annuity Period.

BENEFICIARY(IES): The person or persons identified in the Enrollment Materials who are to receive any death benefit proceeds payable under the Contract.

CODE: Internal Revenue Code of 1986, as amended.

COMPANY (WE, US): Aetna Life Insurance and Annuity Company.

CONTRACT: The group and individual deferred, variable annuity contracts offered by this Prospectus.

CONTRACT HOLDER: The person or entity to whom the Contract is issued. The Contract Holder of a group Contract is usually the employer; the Contract Holder of an individual Contract is the Participant.

CREDITED INTEREST OPTIONS: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

ENROLLMENT MATERIALS: An application for an individual contract or an enrollment form for participation under a group contract.

FUND(S): An open-end registered management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contract.

HOME OFFICE: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

PARTICIPANT (YOU): A person participating in a Plan maintained by an eligible organization.

PLAN(S): Tax-deferred annuity plans established under Section 403(b) of the Code for employees of public school systems and certain tax-exempt organizations (Section 501(c)(3) organizations), and defined contribution plans established under Section 401(a) of the Code.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

PURCHASE PAYMENT(S): The gross payment(s) made to the Company under a Contract.

PURCHASE PAYMENT PERIODS: For "Installment Purchase Payment Accounts," the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

SEPARATE ACCOUNT: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

SUBACCOUNT(S): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

VALUATION DATE: The date and time at which the value of the Subaccount is calculated. Currently, this calculation occurs at the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACTS OFFERED

    The Contracts described in this Prospectus are group and individual deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available for public school systems and certain tax exempt (Section 501(c)(3)) organizations for their employees under Section 403(b) of the Code, and for qualified defined contribution plans under Section 401(a) of the Code.

CONTRACT PURCHASE

    The Contract may be purchased by eligible organizations on behalf of a group made up of their employees. The individual contracts may be purchased by individuals under Plans that permit such purchase. Eligible employees may participate in the Contract by completing the Enrollment Materials and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan or through periodic salary reductions or employer contributions. (See "Purchase.")

FREE LOOK PERIOD

    Participation under the Contract may be cancelled within 10 days after you receive the Contract or other document evidencing your interest in the Contract (or longer if required by state law) by returning it to the Company along with a written notice of cancellation. Unless state law requires otherwise, the amount you will receive upon cancellation will reflect the investment performance of the Subaccounts into which your Purchase Payments were deposited. In some cases this may be more or less than the amount of your Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

    The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described herein, as designated by the Participant. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options--The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

    The Contract also provides for investment in Credited Interest Options which allow you to earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

    Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charges and an administrative charge), as well as any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

    Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers from the Credited Interest Options.) (See "Transfers.")

--------------------------------------------------------------------------------
                                  SUMMARY - 1

WITHDRAWALS

    All or a part of the Account Value may be withdrawn prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawal may also be subject to income tax and a federal tax penalty. The Code restricts full and partial withdrawals in some circumstances. (See "Withdrawals.")

    The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

LOANS

    Participants under Section 403(b) Plans may request a loan from their Account Value at any time during the Accumulation Period. Loans are not available from Contracts issued under Section 401(a) Plans. (See "Contract Loans.")

DEATH BENEFIT

    A death benefit is payable if the Participant dies before the Annuity Date. Death benefit proceeds will be paid to the Beneficiary in an amount equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The beneficiary may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

    After Annuity Payments have commenced, a death benefit may be payable to the Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

    On the Annuity Date, you may elect to begin receiving Annuity Payments which may be made on either a fixed, variable or combination fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

    Contributions and earnings are not generally taxed until you or your beneficiary(ies) actually receive a distribution from the Contract. A 10% federal tax penalty and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

    Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

 -  Write to:                                   Aetna Life Insurance and Annuity Company
                                                151 Farmington Avenue
                                                Hartford, Connecticut 06156-1277
                                                Attention: Customer Service

  (For AetnaPlus Contracts)

 -  Call Customer Service:                      1-800-525-4225 (for automated transfers or changes
                                                in the allocation of
                                                Account Values, call: 1-800-262-3862)

  (For Multiple Option Contracts)

 -  Call Customer Service:                      1-800-677-4636 (for automated transfers or changes
                                                in the allocation of
                                                Account Values, call: 1-800-262-3862)

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Charges Deducted During the Annuity Period." No sales charge is paid upon purchase of the Contract. All costs that are borne directly or indirectly under the Subaccounts and Funds are shown below. Some expenses may vary as explained under "Charges and Deductions." Charges shown do not include premium taxes that may be applicable. For more information regarding fees and expenses paid out of the assets of a particular Fund, see the Fund's prospectus.

DIRECT CHARGES. These charges are deducted directly from the Account Value. They include:

     DEFERRED SALES CHARGE. The deferred sales charge is deducted as a percentage of the amount withdrawn. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account. The amount of the deferred sales charge is calculated as follows:

       INSTALLMENT PURCHASE PAYMENT ACCOUNTS

                                          DEFERRED
                                            SALES
PURCHASE PAYMENT                           CHARGE
PERIODS COMPLETED                         DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 7                      4%
7 or more but less than 9                      3%
9 or more but less than 10                     2%
more than 10                                   0%

         SINGLE PURCHASE PAYMENT ACCOUNTS
                                          DEFERRED
                                            SALES
ACCOUNT YEARS                              CHARGE
COMPLETED                                 DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more but less than 8                      2%
8 or more but less than 9                      1%
9 or more                                      0%

ANNUAL CONTRACT MAINTENANCE FEE Installment Purchase Payment Accounts.....................  $   20.00
                              Single Purchase Payment Accounts............................  $    0.00
The maintenance fee will generally be deducted annually from each Account during the
Accumulation Period. The amount of the maintenance fee may be reduced or eliminated for group contracts. The amount shown is the MAXIMUM maintenance fee that can be deducted under the Contract.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

MORTALITY AND EXPENSE RISK FEES...........................................................      1.25%

ADMINISTRATIVE EXPENSE CHARGE.............................................................      0.00%
We currently do not impose an Administrative Expense Charge. However, we reserve the right to deduct a daily charge from the Subaccounts, equivalent on an annual basis to not more than 0.25%.
                                                                                            ---------
TOTAL SEPARATE ACCOUNT CHARGES............................................................      1.25%

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, these figures are a percentage of each Fund's average net assets and are based on figures for the year ended December 31, 1995. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.

                                           INVESTMENT
                                            ADVISORY
                                            FEES(1)       OTHER EXPENSES   TOTAL FUND
                                         (AFTER EXPENSE   (AFTER EXPENSE     ANNUAL
                                         REIMBURSEMENT)   REIMBURSEMENT)    EXPENSES
                                         --------------   --------------   -----------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio(2)
 Aetna Crossroads Variable Portfolio(2)
 Aetna Legacy Variable Portfolio(2)
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Calvert Responsibly Invested Balanced
  Portfolio
 Fidelity VIP II Contrafund
  Portfolio(2)
 Fidelity VIP Equity-Income
  Portfolio(3)
 Fidelity VIP Growth Portfolio(3)
 Fidelity VIP Overseas Portfolio
 Franklin Government Securities Trust
 Janus Aspen Aggressive Growth
  Portfolio(4)
 Janus Aspen Balanced Portfolio(4)
 Janus Aspen Flexible Income
  Portfolio(4)
 Janus Aspen Growth Portfolio(4)
 Janus Aspen Short-Term Bond
  Portfolio(4)
 Janus Aspen Worldwide Growth
  Portfolio(4)
 Lexington Natural Resources Trust
 Neuberger & Berman Growth Portfolio
 Scudder International Portfolio
 TCI Growth(5)

--------------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) This Fund has only limited operating history; therefore the expenses are estimated for the current fiscal year.
(3) A portion of the brokerage commissions the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been
       % for the Equity-Income Portfolio and    % for the Growth Portfolio.
(4) The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1995 would have been: %, %, and %, respectively, for Janus Aspen Aggressive Growth Portfolio; %, %, and
       %,  respectively, for Janus Aspen  Balanced Portfolio;     %,     %,  and
        %, respectively, for Janus Aspen Flexible Income Portfolio; %, % and %, respectively, for Janus Aspen Growth Portfolio; %, % and
        %,  respectively, for Janus Aspen  Short-Term Bond Portfolio; and     %,
       % and    %, respectively, for Janus Aspen Worldwide Growth Portfolio.
(5) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS  EXAMPLE  IS   PURELY  HYPOTHETICAL.   IT  SHOULD  NOT   BE  CONSIDERED   A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal
to    %.

                                                         EXAMPLE A                               EXAMPLE B
                                           -------------------------------------   -------------------------------------

                                           IF YOU WITHDRAW  YOUR ENTIRE  ACCOUNT   IF  YOU DO NOT  WITHDRAW YOUR ACCOUNT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   VALUE, OR IF YOU ANNUITIZE AT THE END
                                           SHOWN,  YOU  WOULD PAY  THE FOLLOWING   OF THE PERIODS  SHOWN, YOU WOULD  PAY
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   THE FOLLOWING  EXPENSES (NO  DEFERRED
                                           DEFERRED SALES CHARGE:                  SALES CHARGE IS REFLECTED):*
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Calvert Responsibly Invested Balanced
  Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP Overseas Portfolio
 Franklin Government Securities Trust
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Lexington Natural Resources Trust
 Neuberger & Berman Growth Portfolio
 Scudder International Portfolio
 TCI Growth

--------------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump sum settlement is requested within three years after annuity payments start since the lump sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                        CONDENSED FINANCIAL INFORMATION
                              AETNAPLUS CONTRACTS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE YEARS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 1995 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                             1995         1994            1993           1992         1991
                                          ----------  -------------   -------------   ----------   -----------

AETNA VARIABLE FUND
Value at beginning of period                                $11.020         $10.454      $97.165       $77.845
Value at end of period                                      $10.778         $11.020      $10.454(2)     $97.165
Increase (decrease) in value of
 accumulation unit(1)                                         (2.20)%          5.41%         (2)        24.82%
Number of accumulation units outstanding
 at end of period                                       114,733,035      44,166,470       21,250    20,948,226

AETNA INCOME SHARES
Value at beginning of period                                $10.905         $10.068      $36.789       $31.192
Value at end of period                                      $10.360         $10.905      $10.068(3)     $36.789
Increase (decrease) in value of
 accumulation unit(1)                                         (5.00)%          8.31%         (3)         17.94%
Number of accumulation units outstanding
 at end of period                                        11,713,354       4,084,142        3,870     7,844,412

AETNA VARIABLE ENCORE FUND
Value at beginning of period                                $10.241         $10.048      $33.812       $32.138
Value at end of period                                      $10.528         $10.241      $10.048(4)     $33.812
Increase (decrease) in value of
 accumulation unit(1)                                          2.80%           1.92%         (4)          5.21%
Number of accumulation units outstanding
 at end of period                                         7,673,528       2,766,044          825     8,430,082

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                                $11.057         $10.189      $12.736       $10.896
Value at end of period                                      $10.868         $11.057      $10.189(6)     $12.736
Increase (decrease) in value of
 accumulation unit(1)                                         (1.71)%          8.52%         (6)         16.89%
Number of accumulation units outstanding
 at end of period                                        23,139,604      11,368,365       11,508    22,898,099

ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period                                 $9.959         $10.000(7)
Value at end of period                                       $9.437         $ 9.959
Increase (decrease) in value of
 accumulation unit(1)                                         (5.24)%         (0.41)%
Number of accumulation units outstanding
 at end of period                                         6,339,407         781,836

CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                                $11.036         $10.278      $10.000(8)
Value at end of period                                      $10.554         $11.036      $10.278
Increase (decrease) in value of
 accumulation unit(1)                                         (4.37)%          7.37%        2.78%
Number of accumulation units outstanding
 at end of period                                           521,141         144,168        2,556

FRANKLIN GOVERNMENT SECURITIES
 TRUST
Value at beginning of period                                $10.642         $10.008      $10.000(8)
Value at end of period                                      $10.119         $10.642      $10.008
Increase (decrease) in value of
 accumulation unit(1)                                         (4.91)%          6.33%        0.08%
Number of accumulation units outstanding
 at end of period                                           325,365         167,137        5,559

                                             1990           1989           1988          1987          1986
                                          -----------   -------------   -----------   -----------   -----------
AETNA VARIABLE FUND
Value at beginning of period                  $76.311         $59.871       $52.885       $50.760       $43.205
Value at end of period                        $77.845         $76.311       $59.871       $52.885       $50.760
Increase (decrease) in value of
 accumulation unit(1)                            2.01%          27.46%        13.21%         4.19%        17.49%
Number of accumulation units outstanding
 at end of period                          18,362,906      17,142,820    16,455,396    16,497,406    16,578,251
AETNA INCOME SHARES
Value at beginning of period                  $28.943         $25.574       $24.061       $23.308       $20.703
Value at end of period                        $31.192         $28.943       $25.574       $24.061       $23.308
Increase (decrease) in value of
 accumulation unit(1)                            7.77%          13.17%         6.29%         3.23%        12.58%
Number of accumulation units outstanding
 at end of period                           6,984,793       6,202,834     5,955,293     5,372,271     6,188,470
AETNA VARIABLE ENCORE FUND
Value at beginning of period                  $30.012         $27.783       $26.171       $24.812       $23.504
Value at end of period                        $32.138         $30.012       $27.783       $26.171       $24.812
Increase (decrease) in value of
 accumulation unit(1)                            7.08%           8.02%         6.16%         5.48%         5.57%
Number of accumulation units outstanding
 at end of period                          10,220,110       8,286,033     8,154,644     7,326,151     6,692,947
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                  $10.437         $10.000(5)
Value at end of period                        $10.896         $10.437
Increase (decrease) in value of
 accumulation unit(1)                            4.40%           4.37%
Number of accumulation units outstanding
 at end of period                          17,078,985       9,535,986
ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
FRANKLIN GOVERNMENT SECURITIES
 TRUST
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

                              AETNAPLUS CONTRACTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            1995         1994            1993           1992
                                          ---------  -------------   ------------   ------------

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                            $10.000(9)
Value at end of period                                  $10.581
Increase (decrease) in value of
 accumulation unit(1)                                      5.81%
Number of accumulation units outstanding
 at end of period                                       753,862

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                            $10.000(9)
Value at end of period                                  $ 9.873
Increase (decrease) in value of
 accumulation unit(1)                                     (1.27)%
Number of accumulation units outstanding
 at end of period                                        28,543

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                            $10.877         $ 9.832       $10.000(8)
Value at end of period                                  $10.154         $10.877       $ 9.832
Increase (decrease) in value of
 accumulation unit(1)                                     (6.65)%         10.63%       (1.68)%
Number of accumulation units outstanding
 at end of period                                       703,676         135,614           561

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                            $11.747         $10.864       $10.000(8)
Value at end of period                                  $11.026         $11.747       $10.864
Increase (decrease) in value of
 accumulation unit(1)                                     (6.14)%          8.13%         8.64%
Number of accumulation units outstanding
 at end of period                                     1,865,104         546,559        10,645

SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                            $12.957         $ 9.578       $10.000(8)
Value at end of period                                  $12.687         $12.957       $ 9.578
Increase (decrease) in value of
 accumulation unit(1)                                     (2.08)%         35.28%       (4.22)%
Number of accumulation units outstanding
 at end of period                                     6,558,946       1,020,233         5,232

TCI GROWTH
Value at beginning of period                            $12.069         $10.692       $10.000(8)
Value at end of period                                  $11.781         $12.069       $10.692
Increase (decrease) in value of
 accumulation unit(1)                                     (2.39)%         12.88%         6.92%
Number of accumulation units outstanding
 at end of period                                    12,853,828       3,667,821         2,254

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

(3) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

(4) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

(5) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(6) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

(7) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(8) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

(9) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

* Formerly Calvert Socially Responsible Series.

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                        CONDENSED FINANCIAL INFORMATION
                           MULTIPLE OPTION CONTRACTS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE YEARS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 1995 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                             1995         1994           1993          1992          1991
                                          ----------  ------------   ------------   -----------   -----------

AETNA VARIABLE FUND
Value at beginning of period                              $107.925       $102.383      $ 97.165       $77.845
Value at end of period                                    $105.558       $107.925      $102.383       $97.165
Increase (decrease) in value of
 accumulation unit(1)                                        (2.19)%         5.41%         5.37%        24.82%
Number of accumulation units outstanding
 at end of period                                       13,966,072     21,148,863    24,201,565    20,948,226

AETNA INCOME SHARES
Value at beginning of period                               $42.283        $39.038       $36.789       $31.192
Value at end of period                                     $40.173        $42.283       $39.038       $36.789
Increase (decrease) in value of
 accumulation unit(1)                                        (4.99)%         8.31%         6.11%        17.94%
Number of accumulation units outstanding
 at end of period                                        5,108,720      8,210,666     8,507,292     7,844,412

AETNA VARIABLE ENCORE FUND
Value at beginning of period                               $35.282        $34.619       $33.812       $32.138
Value at end of period                                     $36.271        $35.282       $34.619       $33.812
Increase (decrease) in value of
 accumulation unit(1)                                         2.80%          1.92%         2.39%         5.21%
Number of accumulation units outstanding
 at end of period                                        3,679,802      5,086,515     7,534,662     8,430,082

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                               $14.519        $13.379       $12.736       $10.896
Value at end of period                                     $14.270        $14.519       $13.379       $12.736
Increase (decrease) in value of
 accumulation unit(1)                                        (1.71)%         8.52%         5.05%        16.89%
Number of accumulation units outstanding
 at end of period                                       21,990,186     30,784,750    34,802,433    22,898,099

ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period                               $10.072        $10.000(3)
Value at end of period                                     $ 9.513        $10.072
Increase (decrease) in value of
 accumulation unit(1)                                        (5.55)%         0.72%
Number of accumulation units outstanding
 at end of period                                          665,518         51,327

CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                               $14.640        $13.726       $12.913       $11.233
Value at end of period                                     $13.990        $14.640       $13.726       $12.913
Increase (decrease) in value of
 accumulation unit(1)                                        (4.44)%         6.66%         6.30%        14.96%
Number of accumulation units outstanding
 at end of period                                          743,464        705,415       503,006       355,851

FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period                               $14.929        $14.050       $13.219       $11.545
Value at end of period                                     $14.190        $14.929       $14.050       $13.219
Increase (decrease) in value of
 accumulation unit(1)                                        (4.95)%         6.26%         6.29%        14.50%
Number of accumulation units outstanding
 at end of period                                          804,457        960,629       810,155       627,552

                                             1990           1989           1988          1987          1986
                                          -----------   -------------   -----------   -----------   -----------
AETNA VARIABLE FUND
Value at beginning of period                  $76.311         $59.871       $52.885       $50.760       $43.205
Value at end of period                        $77.845         $76.311       $59.871       $52.885       $50.760
Increase (decrease) in value of
 accumulation unit(1)                            2.01%          27.46%        13.21%         4.19%        17.49%
Number of accumulation units outstanding
 at end of period                          18,362,906      17,142,820    16,455,396    16,497,406    16,578,251
AETNA INCOME SHARES
Value at beginning of period                  $28.943         $25.574       $24.061       $23.308       $20.703
Value at end of period                        $31.192         $28.943       $25.574       $24.061       $23.308
Increase (decrease) in value of
 accumulation unit(1)                            7.77%          13.17%         6.29%         3.23%        12.58%
Number of accumulation units outstanding
 at end of period                           6,984,793       6,202,834     5,955,293     5,372,271     6,188,470
AETNA VARIABLE ENCORE FUND
Value at beginning of period                  $30.012         $27.783       $26.171       $24.812       $23.504
Value at end of period                        $32.138         $30.012       $27.783       $26.171       $24.812
Increase (decrease) in value of
 accumulation unit(1)                            7.08%           8.02%         6.16%         5.48%         5.57%
Number of accumulation units outstanding
 at end of period                          10,220,110       8,286,033     8,154,644     7,326,151     6,692,947
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                  $10.437         $10.000(2)
Value at end of period                        $10.896         $10.437
Increase (decrease) in value of
 accumulation unit(1)                            4.40%           4.37%
Number of accumulation units outstanding
 at end of period                          17,078,985       9,535,986
ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                  $10.568         $10.000(4)
Value at end of period                        $11.233         $10.568
Increase (decrease) in value of
 accumulation unit(1)                            6.29%           5.68%
Number of accumulation units outstanding
 at end of period                             148,576          20,710
FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period                  $10.581         $10.000(5)
Value at end of period                        $11.545         $10.581
Increase (decrease) in value of
 accumulation unit(1)                            9.11%           5.81%
Number of accumulation units outstanding
 at end of period                             178,761          25,258

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

                           MULTIPLE OPTION CONTRACTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                       1995         1994          1993         1992          1991         1990         1989
                                     ---------  ------------   ----------   -----------   -----------   ---------   ----------

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                         $10.000(6)
Value at end of period                               $12.169
Increase (decrease) in value of
 accumulation unit(1)                                  21.69%
Number of accumulation units
 outstanding at end of period                        393,553

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                         $10.000(7)
Value at end of period                               $ 9.911
Increase (decrease) in value of
 accumulation unit(1)                                  (0.89)%
Number of accumulation units
 outstanding at end of period                          1,555

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                         $10.071      $ 9.193        $9.018        $9.608     $11.441      $10.000(4)
Value at end of period                               $ 9.412      $10.071        $9.193       $ 9.018     $ 9.608      $11.441
Increase (decrease) in value of
 accumulation unit(1)                                  (6.54)%       9.55%         1.94%        (6.14)%    (16.02)%      14.41%
Number of accumulation units
 outstanding at end of period                        533,016      341,771       198,338       144,139      75,052       11,481

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                         $14.278      $13.536       $12.511       $ 9.769     $10.772      $10.000(4)
Value at end of period                               $13.398      $14.278       $13.536       $12.511     $ 9.769      $10.772
Increase (decrease) in value of
 accumulation unit(1)                                  (6.16)%       5.48%         8.19%        28.07%      (9.31)%       7.72%
Number of accumulation units
 outstanding at end of period                      2,107,525    1,927,674     1,346,898       971,985     482,220       68,885

SCUDDER INTERNATIONAL PORTFOLIO**
Value at beginning of period                         $13.508      $ 9.922       $10.239**     $ 9.256     $10.306      $10.000(8)
Value at end of period                               $13.227      $13.508       $ 9.922       $10.239     $ 9.256      $10.306
Increase (decrease) in value of
 accumulation unit(1)                                  (2.08)%      36.14%        (3.10)%       10.62%     (10.19)%       3.06%
Number of accumulation units
 outstanding at end of period                      4,240,412    2,371,037     1,161,007       779,667     317,829       32,906

TCI GROWTH
Value at beginning of period                         $11.443      $10.495       $10.000(9)
Value at end of period                               $11.172      $11.443       $10.495
Increase (decrease) in value of
 accumulation unit(1)                                  (2.37)%       9.03%         4.95%
Number of accumulation units
 outstanding at end of period                      1,608,362    1,016,894       232,832

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(4) The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund/Portfolio became available under the Contract.

(5) The initial Accumulation Unit value was established at $10.000 on June 7, 1989, the date on which the Fund became available under the Contract.

(6) The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.

(7) The initial Accumulation Unit value was established at $10.000 during November 1994, when funds were first received in this option.

(8) The initial Accumulation Unit value was established at $10.000 on July 5, 1989, the date on which the Portfolio became available under the Contract.

(9) The initial Accumulation Unit value was established at $10.000 on September 21, 1992, the date on which the Portfolio became available under the Contract.

 * Formerly Calvert Socially Responsible Series.

** Formerly  T. Rowe  Price International  Equity Fund.  On April  27, 1992, the
   Fund's assets were liquidated and merged into Scudder Variable Life Investment Fund -- Managed International Portfolio. The Accumulation Unit Value following the merger was $10.051.

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

    The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company, a diversified financial services company.

                           VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"), and meets the definition of "separate account" under the federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

    Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

    Purchase Payments may be allocated to one or more of the Subaccounts as designated on the Enrollment Materials. In turn, the Subaccounts invest in the corresponding Funds at net asset value.

    Under group Contracts, the Contract Holder may decide to offer only a select number of Funds under its Plan, or it may decide to substitute shares of one Fund for shares of another Fund currently held by the Separate Account. The availability of Funds may be subject to regulatory authorization. In addition, the Company may add or withdraw Funds, as permitted by applicable law. Not all Funds may be available in all jurisdictions, under all Contracts, or in all Plans.

    The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

-AETNA VARIABLE FUND seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

-AETNA INCOME SHARES seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

-AETNA VARIABLE ENCORE FUND seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.(1)

--------------------------------------------------------------------------------

-AETNA INVESTMENT ADVISERS FUND, INC. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

-ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities which have a market capitalization of $1 billion or greater.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks capital return through investment in common stock of smaller companies offering the potential for significant price gain. The Portfolio invests at least 65% of its net assets in equity securities of companies that have total market capitalization of less than $1 billion at the time of purchase.(2)

-CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO is a nondiversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(3)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks maximum total return over the long term by investing in securities of companies that are undervalued or out-of-favor.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--GROWTH PORTFOLIO seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

-FIDELITY INVESTMENTS VARIABLE INSURANCE PRODUCTS FUND--OVERSEAS PORTFOLIO seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(4)

-FRANKLIN GOVERNMENT SECURITIES TRUST seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(5)

-JANUS ASPEN SERIES--AGGRESSIVE GROWTH  PORTFOLIO is a nondiversified  portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index,
 which  as  of             included companies  with  capitalizations  of between
 approximately       and        , but  which is expected to change on a  regular
 basis.(6)

-JANUS   ASPEN  SERIES--BALANCED  PORTFOLIO   seeks  long-term  capital  growth,
 consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities.(6)

--------------------------------------------------------------------------------

-JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks to obtain maximum total return, consistent with preservation of capital from a combination of current income and capital appreciation. The Portfolio invests in all types of income producing securities and may have substantial holdings of debt securities rated below investment grade (e.g., junk bonds).(6)

-JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(6)

-JANUS ASPEN SERIES--SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short-and intermediate-term fixed income securities.(6)

-JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(6)

-LEXINGTON NATURAL RESOURCES TRUST is a NONDIVERSIFIED portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)

-NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST-- GROWTH PORTFOLIO seeks capital appreciation without regard to income. The Portfolio pursues its investment objective by investing in common stocks, often of companies that may be temporarily out of favor in the market.(8)

-SCUDDER VARIABLE LIFE INVESTMENT FUND-- INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(9)

-TCI PORTFOLIOS, INC.--TCI GROWTH (A TWENTIETH CENTURY FUND) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(10)

Investment Advisers for each of the Funds:
 (1) Aetna Life Insurance and Annuity Company
 (2) Fred Alger Management, Inc.
 (3) Calvert Asset Management Company, Inc.
 (4) Fidelity Management & Research Company
 (5) Franklin Advisers, Inc.
 (6) Janus Capital Corporation
 (7) Lexington Management Corporation (adviser); Market Systems Research Advisors, Inc. (subadviser)
 (8) Neuberger & Berman Management Incorporated
 (9) Scudder, Stevens & Clark, Inc.
(10) Investors Research Corporation

    RISKS ASSOCIATED WITH INVESTMENT IN THE FUNDS. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

    More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

    CONFLICTS OF INTEREST (MIXED AND SHARED FUNDING). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

    Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

--------------------------------------------------------------------------------

CREDITED INTEREST OPTIONS

    Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract, as described below. Under group Contracts, the Contract Holder may elect not to offer all Credited Interest Options under its Plan.

- The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

- The Fixed Account is a part of the Company's general account. The Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

- The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

    The Contracts are designed to fund Plans adopted by (1) public school systems and certain tax-exempt (Section 501(c)(3)) organizations for their
employees  under  Section  403(b)  of  the  Code,  and  (2)  qualified   defined
contribution plans under Section 401(a) of the Code. The Contract Holder must notify the Company of the applicability of Title I of the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by subsequent law, including the Retirement Equity Act of 1984, to the Plan.

    Eligible participants in the Plan seeking to invest and accumulate money for retirement can purchase individual interests in group Contracts, or under some Plans, they may purchase individual Contracts. The group Contract is generally owned by the employer or association, and individual accounts are established for each Participant. An individual Contract will be owned by the Participant under Plans that permit such purchase. In both cases, a Participant's interest in the Contract is known as his or her "Account."

    For group Contracts issued in connection with Section 403(b) Plans, the employer has no right, title or interest in the amounts held under the Contract or in the Account; Participants make all elections under the Contract. For group Contracts issued in connection with Section 401(a) Plans, the Participant has such rights as are set forth in the Plan. Under individual Contracts, Participants have all contract rights.

PURCHASING INTERESTS IN THE CONTRACT

    Eligible organizations may acquire a group Contract by submitting the appropriate forms to the Company. Once we approve the forms, a group Contract is issued to the employer or association as the group Contract Holder. Participants may purchase interests in a group Contract by submitting an enrollment form to the Company. For Plans that allow Participants to purchase an individual contract, Participants will submit an individual application to the Company. The enrollment forms and individual application are collectively referred to in this Prospectus as the "Enrollment Materials."

    The Company must accept or reject the Enrollment Materials within two business days of receipt. If the Enrollment Materials are incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder or Participant, pending acceptance of the Enrollment Materials. Initial payments held for longer than the five business days will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

PURCHASE PAYMENTS

    Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Lump-sum transfers of amounts accumulated under a pre-existing plan may be placed in "Single Purchase Payment Accounts" in accordance with

--------------------------------------------------------------------------------
the Company's procedures and minimums in effect at the time of purchase. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

    ALLOCATION OF PURCHASE PAYMENTS. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Participant on the Enrollment Materials. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

TRANSFER CREDITS

    The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit will equal a percentage of the transferred assets applied to the Contract that remain in the Contract after a specified period of time. Once a transfer credit is applied to your Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

RIGHT TO CANCEL

    Participation under the Contract may be canceled without penalty by returning it (or other document evidencing your interest) to the Company with a written notice of your intent to cancel. In most states, you have ten days to exercise this right; some states allow you a longer free-look period. When we receive your request for cancellation, we will return your Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, you bear the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the next Valuation Date following our receipt of your request for cancellation at our Home Office.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

    MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The Charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of the mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

    If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expenses relating to the Contracts and as a source of profit to the Company. The Company expects to make a profit from the mortality and expense risk charge.

    ADMINISTRATIVE EXPENSE CHARGE. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative expense charge. The administrative expense charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

    Under the Contract, the amount of the administrative charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative expense charge during the Accumulation Period or Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

    During  the  Accumulation  Period,  the   Company  will  deduct  an   annual
maintenance fee from each Installment

--------------------------------------------------------------------------------

Purchase Payment Account on its anniversary date. The maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

    The maximum maintenance fee that can be deducted under the Contract is $20. However, under group Contracts the maintenance fee may be reduced or eliminated depending upon certain criteria described below. The maintenance fee will be deducted on a pro rata basis from each Subaccount in which you have an interest. If the Account Value is withdrawn, the full maintenance fee will be deducted at the time of withdrawal.

    REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE. Under group Contracts, the annual maintenance fee may be reduced or eliminated under various conditions as agreed to by us and by the Contract Holder in writing. Any reduction or elimination of the annual maintenance fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

- the size, characteristics, and nature of the group to which a Contract is issued;

- the level of our anticipated expenses in administering the Contract, such as billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Account Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

    Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amounts withdrawn from the Subaccounts, the Fixed Account and the Guaranteed Accumulation Account. No deferred sales charge is deducted from amounts withdrawn from the Fixed Plus Account.

    For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts, it is based on the number of Contract Years that have elapsed since the Purchase Payments were made. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:

      INSTALLMENT PURCHASE PAYMENT ACCOUNTS:

                                          DEFERRED
                                            SALES
PURCHASE PAYMENT                           CHARGE
PERIODS COMPLETED                         DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 7                      4%
7 or more but less than 9                      3%
9 or more but less than 10                     2%
more than 10                                   0%

         SINGLE PURCHASE PAYMENT ACCOUNTS:
                                          DEFERRED
                                            SALES
ACCOUNT YEARS                              CHARGE
COMPLETED                                 DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more but less than 8                      2%
8 or more but less than 9                      1%
9 or more                                      0%

* The following deferred sales charge schedule applies for withdrawals from the Guaranteed Accumulation Account for group master Contracts issued after July 29, 1993 in the State of New York and is based on the number of completed Purchase Payment Periods for Installment Purchase Payment Accounts or Account Years for Single Purchase Payment Accounts:


                                          DEFERRED
COMPLETED PURCHASE                          SALES
PAYMENT PERIODS                            CHARGE
OR ACCOUNT YEARS                          DEDUCTION
----------------------------------------  ---------
1, 2 or 3                                      5%
4                                              4%
5                                              3%
6                                              2%
7                                              1%
8                                              0%

    Generally, if you transfer the total account value under another similar annuity contract issued by the Company to an Account under this Contract, the effective

--------------------------------------------------------------------------------
date of the new Account will be the same effective date as your former contract for the purpose of calculating the applicable deferred sales charge under this Contract.

    A deferred sales charge will not be deducted from any portion of the Account Value if the withdrawal is:

- applied to provide Annuity benefits;

- taken on or after the tenth anniversary of the effective date of the Account;

- paid due to your death before Annuity payments begin;

- made due to the election of an Additional Withdrawal Option (see "Additional Withdrawal Options");

- paid where the Account Value is $3,500 or less and no amount has been withdrawn, taken as a loan, or used to purchase Annuity benefits during the prior 12 months; or

- taken from an installment Purchase Payment Account by a Participant who is at least age 59 1/2 and who has completed nine Purchase Payment Periods.

    Where the Company is the exclusive variable annuity provider for a Plan, and the Plan also offers a 403(b)(7) custodial arrangement providing retail mutual funds with only one fund family and the Company or one of its affiliates is the recordkeeper, the deferred sales charge will also be waived due to:

- the Participant's separation from service with the employer;

- the Participant's financial hardship, as specified in the Code; or

- a transfer to a 403(b)(7) option under the custodial arrangement described above.

    The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract. The difference will be covered by the general assets of the Company which are attributable, in part, to mortality and expense risk charges under the Contract described above.

    FREE WITHDRAWALS. For Participants between the ages of 59 1/2 and 70 1/2, up to 10% of the current Account Value may be withdrawn during each calendar year without imposition of a Deferred Sales Charge. The free withdrawal applies only to the first partial withdrawal in each calendar year. The 10% amount will be based on the Account Value calculated on the Valuation Date next following our receipt of your request for withdrawal. Any outstanding contract loans are excluded from the Account Value when calculating the 10% free withdrawal amount. This provision does not apply to a full withdrawal of the Account, or to partial withdrawals due to a default on a contract loan (see "Contract Loans"). This provision may not be exercised if SWO is elected. (See "Additional Withdrawal Options.")

    REDUCTION OR ELIMINATION OF THE DEFERRED SALES CHARGE. For a particular plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

- the number of participants under the Plan;

- the expected level of assets or cash flow under the Plan;

- the level of agent involvement in sales activities;

- the level of our sales-related expenses;

- the specific distribution provisions under the Plan;

- the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

- the level of employer involvement in determining eligibility for distributions under the Contract; and

- our assessment of financial risk to the Company relating to surrenders.

    Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

    We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account, please call the number listed under the "Inquiries" section.

--------------------------------------------------------------------------------

    We will make any reduction in deferred sales charge according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

FUND EXPENSES

    Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or
"management" fee. The expenses of the Funds are set forth in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

    Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets. (See "Tax Status.")

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCOUNT VALUE

    Until the Annuity Date, the Account Value is the total dollar value of amounts held in your Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

    The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

    Initial Purchase Payments will be credited to your Account as described under "Purchasing Interests in the Contract." Each subsequent Purchase Payment (or amount transferred) will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

    The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

    (a) the net assets of the Fund held by the Subaccount on the current Valuation Date, minus

    (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus

    (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount, divided by

    (d) the AUV of the Subaccount on the preceding Valuation Date, minus

    (e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

    The net investment rate may be either positive or negative.

                                   TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    At any time prior to the Annuity Date, you can transfer amounts held under your Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by

--------------------------------------------------------------------------------
telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.

    The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge, provided that the transfer amount is not less than $500. However, the total number of investment options that you may select during the Accumulation Period may be limited, as set forth on your Enrollment Materials. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are currently not available during the Annuity Period; however, they may be available under some annuity options beginning later in 1996. (See "Annuity Period-- Annuity Options.")

DOLLAR COST AVERAGING PROGRAM

    You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. Please refer to the "Inquiries" section of the Prospectus Summary which describes how you can obtain further information.

                                  WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    All or a portion of the Account Value may be withdrawn at any time during the Accumulation Period subject to limitations on withdrawals from the Fixed Plus Account and to the withdrawal restrictions under Section 403(b) Contracts described below. To request a withdrawal, you must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

    Withdrawals may be requested as in one of the following forms:

-FULL WITHDRAWAL OF AN ACCOUNT: The amount paid upon a full withdrawal will be the Account Value allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).

-PARTIAL WITHDRAWALS (PERCENTAGE): The amount paid will be the percentage of the Account Value requested minus any applicable deferred sales charge; however, amounts available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

-PARTIAL WITHDRAWAL (SPECIFIED DOLLAR AMOUNT): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

    For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Subaccounts or Credited Interest Options in which your Purchase Payments are allocated, unless you request otherwise in writing. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify. A 20% federal income tax may be withheld from amounts paid directly to you. (See "Tax Status--Contracts Used with Certain Retirement Plans.")

    WITHDRAWAL RESTRICTIONS FROM 403(B) PLANS. Under Section 403(b) Contracts, a withdrawal of salary reduction contributions and earnings on such contributions is generally prohibited prior to the Participant's death, disability, attainment of age 59 1/2, separation from service or financial hardship. (See "Tax Status.")

--------------------------------------------------------------------------------

    RESTRICTIONS ON WITHDRAWALS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM. A Participant in the Texas Optional Retirement Program may not elect to receive any form of distribution from the Contract before retirement, except upon becoming totally disabled or terminating employment with the Texas public institutions of higher learning. These restrictions limit the conditions under which a Participant may exercise the right to a full or partial withdrawal of Account Values, and the right to advance the date on which Annuity payments are to begin. The Company may require verification of eligibility from the employer prior to any distributions from the Contract. These restrictions are imposed by reason of an opinion of the Texas Attorney General interpreting applicable Texas law.

    RESTRICTIONS ON WITHDRAWALS UNDER THE BALL STATE UNIVERSITY PLAN. Withdrawals are not permitted to Participants under the Ball State University 403(b) Plan unless the Participant's employment is terminated with Ball State University due to the Participant's death, retirement or separation from service. The Company reserves the right to require satisfactory documentation that the Participant is no longer providing service to Ball State University before a withdrawal request will be considered in good order.

REINVESTMENT PRIVILEGE

    You may elect to reinvest all or a portion of the proceeds received from a full withdrawal of your Account within 30 days after such withdrawal has been made. Accumulation Units will be credited to the Account for the amount reinvested, as well as any applicable maintenance fee and any appropriate portion of any deferred sales charge imposed at the time of withdrawal. Any maintenance fee which falls due after the withdrawal and before the reinvestment will be deducted from the amounts reinvested. Reinvested amounts will be reallocated to the applicable investment options in the same proportion as they were allocated at the time of withdrawal. Accumulation Units will be credited to your Account based on the Accumulation Unit Value next computed following our receipt of your request along with the amount to be reinvested. See Appendix I for a discussion of amounts withdrawn from GAA and then reinvested. The reinvestment privilege may be used only once. If you are contemplating reinvestment, you should seek competent advice regarding the tax consequences associated with such a transaction.

                                 CONTRACT LOANS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    During the Accumulation Period, Participants in 403(b) Plans may request a loan from their Account Value, if allowed by their Plan. Loans can only be taken from those Account Values held in the Subaccounts or from those Credited Interest Options that allow loans. (See Appendices I, II and III.) A loan may be obtained by reviewing and reading the terms of the loan agreement, properly completing a loan request form and submitting it to the Company's Home Office. Loans are not available from Contracts issued to 401(a) Plans.

                         ADDITIONAL WITHDRAWAL OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, your Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

    The Additional Withdrawal Options currently available under the Contract include the following:

-SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract. (This option may not be elected if you have an outstanding contract loan.)

-ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum

--------------------------------------------------------------------------------
 distribution amount required by law at age 70 1/2 (or retirement, if later, for governmental plans), and pays you that amount once a year. (See "Tax Status.")

    Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.

    If you select one of the Additional Withdrawal Options, you will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. Your Account Value will continue to be subject to the charges and deductions described in this Prospectus.

    Once you elect an Additional Withdrawal Option, you may revoke it any time by submitting a written request to our Home Office. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected unless permitted by the Code. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Contract provides that a death benefit is payable to the Beneficiary(ies) upon the death of the Participant before the Annuity Date. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Beneficiary:

- in a lump sum;

- in accordance with any of the Annuity Options available under the Contract; or

- under any Additional Withdrawal Options available under the Contract (if the Beneficiary is your spouse).

    The Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

- to leave the Account Value invested in the Contract; or

- to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

    When paying the Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Beneficiary within seven days after we receive proof of death.

    The Code requires that distribution of death proceeds begin within a certain period of time. Generally, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70 1/2. In no event may payments extend beyond the life expectancy of the Beneficiary or any period certain greater than the Beneficiary's life expectancy. If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the Beneficiary in the same manner as if you had received those payments. (See "Tax Status.")

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

    The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70 1/2. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

    At least 30 days prior to the Annuity Date, you must notify us in writing of the following:

--------------------------------------------------------------------------------

- the date on which you would like to start receiving annuity payments;

- the Annuity Option under which you want your payments to be calculated and paid;

- whether the payments are to be made monthly, quarterly, semi-annually or annually; and

- the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Investment Advisers Fund, Inc. are the only Subaccounts available; however, additional Subaccounts may be available under some Annuity Options in the future. (See "Annuity Options" below.)

    Annuity Payments will not begin until you have selected an Annuity Option. Until a date and option are elected, the Account will continue in the Accumulation Period. If your Plan is subject to ERISA, you must also submit the appropriate joint and survivor annuity waiver and spousal consent form(s) to us. Once Annuity Payments begin, the Annuity Option may not be changed, nor may transfers currently be made among the investment option(s) selected. (See "Annuity Options" below for more information about transfers during the Annuity Period.)

ANNUITY OPTIONS

    You may choose one of the following Annuity Options:

LIFETIME ANNUITY OPTIONS:

-OPTION 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

-OPTION 2--Life Annuity with Guaranteed Payments--
 An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may offer at the time of annuitization.

-OPTION 3--Life Income based Upon Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66 2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

-OPTION 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

    If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

NONLIFETIME ANNUITY OPTIONS:

-OPTION 1--PAYMENTS FOR A SPECIFIED PERIOD-- payments will continue for a specified period of time, as provided for under your Contract.

    Under the nonlifetime option, the type of annuity (fixed or variable) and the number of years that may be selected are determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the annuity must be paid on a fixed basis and payments may be made for 5-30 years. For amounts held in the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If this option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions--Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

    We may also offer additional Annuity Options under your Contract from time to time. Beginning in May 1996, the Company expects to offer additional Annuity Options and enhanced versions of the Annuity Options listed above. These additional Annuity Options and enhanced versions of the existing options will have additional Subaccounts available and will allow transfers between Subaccounts during the Annuity Period. (Additional Subaccounts and transfer capability are expected during the second half of 1996.) Such additional or enhanced options will be made available by an endorsement to the Contract, which will include the guaranteed annuity

--------------------------------------------------------------------------------
payout rates and other terms applicable to such options. (Depending on which guaranteed payout rates apply to the existing options, the guaranteed payout rates for the new and enhanced options will be the same or lower.) Please refer to the Contract, or call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. It is not expected that these additional or enhanced options will be made available to those who have already commenced receiving Annuity Payments.

ANNUITY PAYMENTS

    DATE PAYOUTS START. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

    AMOUNT OF EACH ANNUITY PAYMENT. The amount of each payment depends on the size of your Account Value, how you allocate it between fixed and variable payouts, and the annuity option chosen. No election may be made that would result in a first Annuity payment of less than $20 or total yearly payments of less than $100. If your Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

    If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

    We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE
ANNUITY PERIOD

    If an Annuitant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

    If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

    If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

    If the Annuitant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the beneficiary at least as rapidly as under the original method of distribution.

    Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

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                                       13

                                   TAX STATUS
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INTRODUCTION

    The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or Beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretation thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN
RETIREMENT PLANS

    IN GENERAL.  The Contract is designed for use with Section 403(b) plans  and
Section 401(a) plans. The tax rules applicable to retirement plans vary according to the type of plan and the terms and conditions of the plan.

    The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contracts issued in connection with such plans. Some retirement plans are subject to limitations on distribution and other requirements that are not incorporated in the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws, and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

    MINIMUM DISTRIBUTION REQUIREMENTS. The Code has required distribution rules for Section 403(b) and 401(a) Plans. Under 403(b) Plans, distributions of amounts held as of December 31, 1986 must generally begin by the end of the calendar year in which you attain age 75 (or retire, if later, for governmental or church plans). However, special rules require that some or all of that balance be distributed earlier if any distributions are taken in excess of the minimum required amount. Distributions under 401(a) Plans, and distributions attributable to contributions under Section 403(b) Plans on or after January 1, 1987 (including any earnings on the entire Account Value after that date), must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. For governmental or church plans, distributions must begin by April 1 of the calendar year following the year you attain age 70 1/2 or retire, whichever occurs later.

    In general, annuity payments must be distributed over your life or the joint lives of you and your beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary.

    If you die after the required minimum distribution has commenced, distributions to your beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on you single life expectancy or the joint life expectancies of you and your beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for

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                                       14
calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

    If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively, payments may be made over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70 1/2.

    If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

    TAXATION OF DISTRIBUTIONS. All distributions will be taxed as they are received unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

    In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply.

    Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

    The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59 1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your plan beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

    SECTION 403(B) PLANS. Under Section 403(b), contributions made by public school systems and Section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee.

    In order to be excludable from taxable income, total annual contributions made by you and your employer cannot exceed either of two limits set by the Code. The first limit, under Section 415, is generally the lesser of 25% of your includible compensation or $30,000. The second limit, which is the exclusion allowance under Section 403(b), is usually calculated according to a formula that takes into account your length of employment and any pretax contributions to certain other retirement plans. These two limits apply to your contributions as well as to any contributions made by your employer on your behalf. There is an additional limit that specifically limits your salary reduction contributions to generally no more than $9,500 annually (subject to indexing); your own limit may be higher or lower, depending on certain conditions. In addition Purchase Payments will be excluded from a Participant's gross income only if the Plan meets certain non-discrimination requirements.

    Section 403(b)(11) restricts the distribution under Section 403(b) contracts of: (1) salary reduction contributions made after December 31, 1988; (2) earnings on those contributions; and (3) earnings during such

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                                       15
period on amounts held as of December 31, 1988. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

    If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts covered by this Prospectus, amounts transferred from a Code
Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).

    Generally, no amounts accumulated under the Contract will be taxable prior to the time of actual distribution. However, the IRS has stated in published rulings that a variable contract owner, including participants under Section 403(b) Plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that guidance would be issued in the future regarding the extent to which owners could direct their investments among Subaccounts without being treated as owners of the underlying assets of the Separate Account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Contract owner from being considered the federal tax owner of the assets of the Separate Account.

    SECTION 401(A) PLANS. Section 401(a) permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual except to a participant as a means to provide benefit payments.

    The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. In addition, Purchase Payments will be excluded from a Participant's gross income only if the 401(a) Plan meets certain nondiscrimination requirements.

                                 MISCELLANEOUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DISTRIBUTION

    The Company will serve as the Principal Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

    PAYMENT OF COMMISSIONS. Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. The percentage amount will range from 1% to 7% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and, under group Contracts, asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. The Company may also reimburse the Distributor for certain expenses. The name of the Distributor and the registered representative responsible for your Account are set forth in your enrollment materials. Commissions and sales

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                                       16
related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charge."

    THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

DELAY OR SUSPENSION OF PAYMENTS

    The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or is not reasonably practicable for the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

PERFORMANCE REPORTING

    From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date or three-year periods.

    The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

VOTING RIGHTS

    In accordance with the Company's view of present applicable law, it will vote the shares of each of the Funds held by the Separate Account at regular and special meetings of Fund shareholders in accordance with instructions received from persons having a voting interest in the Separate Account. Participants and Annuitants have a fully vested (100%) interest in the benefits provided under the Contract and may instruct the Contract Holder how to direct the Company to cast the votes for the portion of the Account Value or valuation reserve attributable to their Accounts. The Company will vote shares for which it has not received instructions in the same proportion as it votes shares for which it has received instructions.

    Each person having a voting interest in the Separate Account will receive periodic reports relating to the Fund(s) in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by written communication at least 14 days before such meeting. The number of votes to which each person may give direction will be determined as of the record date set by the Fund.

    The number of votes each Contract Holder or Participant, as applicable, may cast during the Accumulation Period is equal to the portion of the Account Value to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized.

CHANGES IN BENEFICIARY DESIGNATIONS

    The designated Beneficiary may be changed at any time prior to the Annuity Date, subject to limitations

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                                       17
contained in the Code and other applicable laws. Such change will not become effective until written notice of the change is received by the Company.

MODIFICATION OF THE CONTRACT

    The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to group Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

LEGAL MATTERS AND PROCEEDINGS

    The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

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                                       18

OREGON EDUCATION ASSOCIATION CHOICE PERSONAL BENEFIT TRUST ("OEA TRUST") AND THE COMPANY'S AGREEMENT

    Under a 1985 agreement, the Oregon Education Association ("OEA") Choice Personal Benefit Trust ("OEA Trust") endorsed exclusively the Company's variable annuity for sale to its members as a variable tax deferred annuity and agreed to provide administrative assistance to the Company to facilitate OEA members' access to the variable annuity. The Company and OEA Trust recently entered into an agreement that continues OEA Trust's exclusive endorsement of the Company's variable annuity and its agreement to provide administrative assistance to the Company. OEA Trust assists the Company by providing administrative services to the Company, such as office space and secretarial/clerical support. In addition, through an OEA Trust employee who is a registered representative of the Company. OEA Trust assists the Company by advertising the Company's annuity in OEA's newsletter, facilitating and coordinating meetings and workshops at which the Company's registered representatives present the annuity to OEA members, and acting as the liaison between the Company and OEA members. The Company compensates OEA Trust to help it defray the costs incurred in providing the administrative and other support. The Company also reimburses OEA Trust for out-of-pocket travel and meeting expenses of an OEA Trust employee who is also a registered representative of the Company. During 1996, the Company will
compensate  OEA Trust no more than $         . OEA Trust receives no commissions
or other transaction-based compensation from the sale of the Company's endorsed variable annuity.

                                CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

General Information and History
Variable Annuity Account C
Offering and Purchase of Contracts
Performance Data
    General
    Average Annual Total Return Quotations
Annuity Payments
Sales Material and Advertising
Independent Auditors
Financial Statements of the Separate Account
Financial Statements of the Company

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                                       19

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
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--------------------------------------------------------------------------------

THE GUARANTEED ACCUMULATION ACCOUNT ("GAA") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACTS DISCUSSED IN THIS PROSPECTUS. AMOUNTS ALLOCATED TO GAA ARE HELD IN A NONINSULATED, NONUNITIZED SEPARATE ACCOUNT. THIS APPENDIX IS A SUMMARY OF GAA AND IS NOT INTENDED TO REPLACE THE GAA PROSPECTUS. YOU SHOULD READ THE ACCOMPANYING GAA PROSPECTUS CAREFULLY BEFORE INVESTING.

    GAA is a Credited Interest Option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA, as specified in the Contract. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield for one year. This option guarantees the minimum interest rate specified in the Contract.

    During a specified period of time, amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

    Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investments due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in the Participant receiving an amount which is less than the amount paid into GAA.

    As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax penalties or mandatory income tax withholding.

    By notifying us at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

    We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

    Amounts applied to a Guaranteed Term during a deposit period may not be transferred to any other funding option or to another Guaranteed Term during that deposit period or for 90 days after the close of that deposit period. Transfers are permitted from Guaranteed Terms of one classification to available Guaranteed Terms of another classification. We will apply an MVA to transfers made before the end of a Guaranteed Term, unless such transfer is due to the maturity of the Guaranteed Term.

CONTRACT LOANS

    Loans may not be made against amounts held in GAA, although such value is included in determining the Account Value against which a loan may be made.

REINVESTMENT PRIVILEGE

    If amounts are withdrawn from GAA and reinvested, they will be applied to the current deposit period. Amounts are proportionately reinvested to the Classifications in the same manner as they were allocated before the withdrawal. Any negative MVA amount applied to a withdrawal is not included in the reinvestment.

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                                       20

                                  APPENDIX II
                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS GENERAL INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THE PROSPECTUS REGARDING THE FIXED ACCOUNT, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF SUCH STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

    The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment. The Fixed Account is available under Installment Purchase Payment contracts only.

    Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

    The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

    Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

    If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions-- Deferred Sales Charge.")

TRANSFERS AMONG INVESTMENT OPTIONS

    Transfers from the Fixed Account to any other available investment options(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation. By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

CONTRACT LOANS

    Loans may be made from Account Values held in the Fixed Account.

--------------------------------------------------------------------------------

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED PLUS ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED PLUS ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS GENERAL INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED PLUS ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THE PROSPECTUS REGARDING THE FIXED PLUS ACCOUNT, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF SUCH STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED PLUS ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

    The Fixed Plus Account guarantees the minimum Fixed Plus interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Plus Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

    The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

FIXED PLUS ACCOUNT WITHDRAWALS

    The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day the Company receives a written request at its Home Office. This 20% amount will be reduced by any Fixed Plus Account withdrawals, transfers, loan or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of an Additional Withdrawal Option.

    The 20% limit is waived if the partial withdrawal is due to annuitization or death. The waiver upon death will only be exercised once and must occur within six months after the Participant's date of death. Any such surrender or annuitization must also be made pro rata from all Subaccounts and Credited Interest Options available under the Contract.

    If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments that will be equal to:

    1. One-fifth of the Fixed Plus Account Value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months;
    2. One-fourth of the remaining Fixed Plus Account Value 12 months later;
    3. One-third of the remaining Fixed Plus Account Value 12 months later;
    4. One-half of the remaining Fixed Plus Account Value 12 months later; and
    5. The balance of the Fixed Plus Account Value 12 months later.

    Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period. We will waive the Fixed Plus Account full withdrawal provision if a full withdrawal is made due to

--------------------------------------------------------------------------------

(a) the Participant's death before the Annuity Date; (b) the election of an Annuity option; or (c) if the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loan or annuitizations have been made from the Account within the prior 12 months.

TRANSFERS AMONG INVESTMENT OPTIONS

    The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request at our Home Office. This 20% amount will be reduced by any Fixed Plus Account withdrawals, transfers, loans or annuitizations made during the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any of the Additional Withdrawal Options. The 20% limit on transfers will be waived when the value in the Fixed Plus Account is $1,000 or less.

    By notifying us at our Home Office at least 30 days before the Annuity Date, you may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period to provide lifetime variable Annuity Payments.

SWO

    The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12 month period.

CONTRACT LOANS

    Loans may be made from Account Values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and the consequences upon loan default if more than 20% of the Fixed Plus Account Value is used for a loan.

--------------------------------------------------------------------------------

                          FOR MASTER APPLICATIONS ONLY

    I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 1996 FOR SECTION 403(B) TAX-DEFERRED ANNUITY PLANS, AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

---- PLEASE SEND  AN ACCOUNT  C STATEMENT  OF ADDITIONAL  INFORMATION (FORM  NO.
     75964(S)) DATED MAY 1, 1996.

--------------------------------------------------------------------------------

                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------

                                      DATE

75964-2 (5/96)

--------------------------------------------------------------------------------

                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY


             STATEMENT OF ADDITIONAL INFORMATION DATED  MAY 1, 1996

                AetnaPlus Contracts and Multiple Option Contracts
                 Group and Individual Variable Annuity Contracts
                    Available under Section 403(b) and 401(a)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1996.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                          Hartford, Connecticut  06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.



                                TABLE OF CONTENTS

                                                            PAGE


General Information and History. . . . . . . . . . . .        1
Variable Annuity Account C . . . . . . . . . . . . . .        1
Offering and Purchase of Contracts . . . . . . . . . .        2
Performance Data . . . . . . . . . . . . . . . . . . .        2
   General . . . . . . . . . . . . . . . . . . . . . .        2
   Average Annual Total Return Quotations. . . . . . .        3
Annuity Payments . . . . . . . . . . . . . . . . . . .       12
Sales Material and Advertising . . . . . . . . . . . .       13
Independent Auditors . . . . . . . . . . . . . . . . .       13
Financial Statements of the Separate Account . . . . .
Financial Statements of Aetna Life Insurance
   and Annuity Company . . . . . . . . . . . . . . . .      S-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1995, the Company managed over $___ billion of assets, and as of December 31, 1994, it ranked among the top 2% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                           VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans. The Funds currently available under the Contract are as follows:

      Aetna Variable Fund                                   Fidelity VIP Overseas Portfolio
      Aetna Income Shares                                   Franklin Government Securities Trust
      Aetna Variable Encore Fund                            Janus Aspen Aggressive Growth Portfolio
      Aetna Investment Advisers Fund, Inc.                  Janus Aspen Balanced Portfolio
      Aetna Ascent Variable Portfolio                       Janus Aspen Flexible Income Portfolio
      Aetna Crossroads Variable Portfolio                   Janus Aspen Growth Portfolio
      Aetna Legacy Variable Portfolio                       Janus Aspen Short-Term Bond Portfolio
      Alger American Growth Portfolio                       Janus Aspen Worldwide Growth Portfolio
      Alger American Small Cap Portfolio                    Lexington Natural Resources Trust
      Calvert Responsibly Invested Balanced Portfolio       Neuberger & Berman Growth Portfolio
      Fidelity VIP II Contrafund Portfolio                  Scudder International Portfolio
      Fidelity VIP Equity-Income Portfolio                  TCI Growth
      Fidelity VIP Growth Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the Depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Account Values."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to the date on which such Fund became available under the Contract. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

There are two sets of total return quotations shown below: one for AetnaPlus Contracts and one for Multiple Option Contracts (as identified on the cover of your Prospectus). The contract features and charges under these types of contracts are identical; however, they are administered on two different administrative systems. Due to differences in the way the two systems administered payments prior to mid-1994, performance for the Subaccounts under the two systems for those periods differs.

Additionally, each set of tables shown below represents the variations in contract payment type and in the maintenance fees assessed under different plans. Table A reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts under Single Payment Accounts issued by the Company. Tables B, C and D reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts under Installment Payment Accounts with a $20 annual maintenance fee, a $15 annual maintenance fee, and a $7.50 annual maintenance fee, respectively. In both sets of tables, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                              AETNA PLUS CONTRACTS
                                     TABLE A


     SINGLE PAYMENT ACCOUNT                                                                                        FUND
      ($0 MAINTENANCE FEE)                  STANDARDIZED                          NON-STANDARDIZED              INCEPTION
                                                                                                                   DATE
--------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                         1  Year     5 Years    10 Years   1 Year      3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                               04/30/75

Aetna Income Shares                                                                                               06/01/78

Aetna Variable Encore Fund                                                                                        09/01/75

Aetna Investment Advisers Fund, Inc.                                                                              06/23/89

Alger American Growth Portfolio                                                                                   01/08/89

Alger American Small Cap Portfolio                                                                                09/21/88

Calvert Responsibly Invested
Balanced Portfolio                                                                                                09/30/86

Fidelity Equity-Income Portfolio                                                                                  10/22/86


Fidelity Growth Portfolio                                                                                         11/07/86

Fidelity Overseas Portfolio                                                                                       02/13/87

Franklin Government Securities Trust                                                                              05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                           09/13/93

Janus Aspen Balanced Portfolio                                                                                    09/13/93

Janus Aspen Flexible Income Portfolio                                                                             09/13/93

Janus Aspen Growth Portfolio                                                                                      09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                             09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                            09/13/93

Lexington Natural Resources Trust                                                                                 05/31/89

Neuberger & Berman Growth Portfolio                                                                               12/31/85

Scudder International Portfolio                                                                                   04/30/87

TCI Growth                                                                                                        11/20/87

                              AETNA PLUS CONTRACTS
                                     TABLE B


    INSTALLMENT PAYMENT ACCOUNT                                                                                   FUND
    ($20 ANNUAL MAINTENANCE FEE)           STANDARDIZED                         NON-STANDARDIZED                INCEPTION
                                                                                                                   DATE
--------------------------------------------------------------------------------------------------------------------------
         SUBACCOUNT               1  Year     5 Years    10 Years   1 Year      3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                               04/30/75

Aetna Income Shares                                                                                               06/01/78

Aetna Variable Encore Fund                                                                                        09/01/75

Aetna Investment Advisers Fund, Inc.                                                                              06/23/89

Alger American Growth Portfolio                                                                                   01/08/89

Alger American Small Cap Portfolio                                                                                09/21/88

Calvert Responsibly Invested
Balanced Portfolio                                                                                                09/30/86

Fidelity Equity-Income Portfolio                                                                                  10/22/86

Fidelity Growth Portfolio                                                                                         11/07/86

Fidelity Overseas Portfolio                                                                                       02/13/87

Franklin Government Securities Trust                                                                              05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                           09/13/93

Janus Aspen Balanced Portfolio                                                                                    09/13/93

Janus Aspen Flexible Income Portfolio                                                                             09/13/93

Janus Aspen Growth Portfolio                                                                                      09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                             09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                            09/13/93

Lexington Natural Resources Trust                                                                                 05/31/89

Neuberger & Berman Growth Portfolio                                                                               12/31/85

Scudder International Portfolio                                                                                   04/30/87

TCI Growth                                                                                                        11/20/87

                              AETNA PLUS CONTRACTS
                                     TABLE C

     INSTALLMENT PAYMENT ACCOUNT                                                                                    FUND
     ($15 ANNUAL MAINTENANCE FEE)           STANDARDIZED                          NON-STANDARIZED                 INCEPTION
                                                                                                                    DATE
---------------------------------------------------------------------------------------------------------------------------
          SUBACCOUNT               1  Year     5 Years    10 Years   1 Year      3 Years   5 Years   10 Years
---------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                               04/30/75

Aetna Income Shares                                                                                               06/01/78

Aetna Variable Encore Fund                                                                                        09/01/75

Aetna Investment Advisers Fund, Inc.                                                                              06/23/89

Alger American Growth Portfolio                                                                                   01/08/89

Alger American Small Cap Portfolio                                                                                09/21/88

Calvert Responsibly Invested
Balanced Portfolio                                                                                                09/30/86

Fidelity Equity-Income Portfolio                                                                                  10/22/86

Fidelity Growth Portfolio                                                                                         11/07/86

Fidelity Overseas Portfolio                                                                                       02/13/87

Franklin Government Securities Trust                                                                              05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                           09/13/93

Janus Aspen Balanced Portfolio                                                                                    09/13/93

Janus Aspen Flexible Income Portfolio                                                                             09/13/93

Janus Aspen Growth Portfolio                                                                                      09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                             09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                            09/13/93

Lexington Natural Resources Trust                                                                                 05/31/89

Neuberger & Berman Growth Portfolio                                                                               12/31/85

Scudder International Portfolio                                                                                   04/30/87

TCI Growth                                                                                                        11/20/87

                              AETNA PLUS CONTRACTS
                                     TABLE D


    INSTALLMENT PAYMENT ACCOUNT                                                                                    FUND
   ($7.50 ANNUAL MAINTENANCE FEE)             STANDARDIZED                         NON-STANDARDIZED              INCEPTION
                                                                                                                    DATE
--------------------------------------------------------------------------------------------------------------------------
           SUBACCOUNT               1  Year     5 Years    10 Years   1 Year      3 Years   5 Years   10 Years
--------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                               04/30/75

Aetna Income Shares                                                                                               06/01/78

Aetna Variable Encore Fund                                                                                        09/01/75

Aetna Investment Advisers Fund, Inc.                                                                              06/23/89

Alger American Growth Portfolio                                                                                   01/08/89

Alger American Small Cap Portfolio                                                                                09/21/88

Calvert Responsibly Invested
Balanced Portfolio                                                                                                09/30/86

Fidelity Equity-Income Portfolio                                                                                  10/22/86

Fidelity Growth Portfolio                                                                                         11/07/86

Fidelity Overseas Portfolio                                                                                       02/13/87

Franklin Government Securities Trust                                                                              05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                           09/13/93

Janus Aspen Balanced Portfolio                                                                                    09/13/93

Janus Aspen Flexible Income Portfolio                                                                             09/13/93

Janus Aspen Growth Portfolio                                                                                      09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                             09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                            09/13/93

Lexington Natural Resources Trust                                                                                 05/31/89

Neuberger & Berman Growth Portfolio                                                                               12/31/85

Scudder International Portfolio                                                                                   04/30/87

TCI Growth                                                                                                        11/20/87


                                                      MULTIPLE OPTION CONTRACTS
                                                               TABLE A


SINGLE PAYMENT ACCOUNT:                                                                                          FUND
($0 MAINTENANCE FEE)                         STANDARDIZED                    NON-STANDARDIZED                 INCEPTION
                                                                                                                 DATE
-----------------------------------------------------------------------------------------------------------------------
        SUBACCOUNT                   1  Year   5 Years  10 Years   1 Year    3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                           04/30/75

Aetna Income Shares                                                                                           06/01/78

Aetna Variable Encore Fund                                                                                    09/01/75

Aetna Investment Advisers Fund, Inc.                                                                          06/23/89

Alger American Growth Portfolio                                                                               01/08/89

Alger American Small Cap Portfolio                                                                            09/21/88

Calvert Responsibly Invested Balanced Portfolio                                                               09/30/86

Fidelity Equity-Income Portfolio                                                                              10/22/86

Fidelity Growth Portfolio                                                                                     11/07/86

Fidelity Overseas Portfolio                                                                                   02/13/87

Franklin Government Securities Trust                                                                          05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                       09/13/93

Janus Aspen Balanced Portfolio                                                                                09/13/93

Janus Aspen Flexible Income Portfolio                                                                         09/13/93

Janus Aspen Growth Portfolio                                                                                  09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                         09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                        09/13/93

Lexington Natural Resources Trust                                                                             05/31/89

Neuberger & Berman Growth Portfolio                                                                           12/31/85

Scudder International Portfolio                                                                               04/30/87

TCI Growth                                                                                                    11/20/87


                                                      MULTIPLE OPTION CONTRACTS
                                                               TABLE B


INSTALLMENT PAYMENT ACCOUNT                                                                                      FUND
($20 ANNUAL MAINTENANCE FEE)                   STANDARDIZED                    NON-STANDARDIZED               INCEPTION
                                                                                                                 DATE
-----------------------------------------------------------------------------------------------------------------------
        SUBACCOUNT                   1  Year   5 Years  10 Years   1 Year    3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                           04/30/75

Aetna Income Shares                                                                                           06/01/78

Aetna Variable Encore Fund                                                                                    09/01/75

Aetna Investment Advisers Fund, Inc.                                                                          06/23/89

Alger American Growth Portfolio                                                                               01/08/89

Alger American Small Cap Portfolio                                                                            09/21/88

Calvert Responsibly Invested Balanced Portfolio                                                               09/30/86

Fidelity Equity-Income Portfolio                                                                              10/22/86

Fidelity Growth Portfolio                                                                                     11/07/86

Fidelity Overseas Portfolio                                                                                   02/13/87

Franklin Government Securities Trust                                                                          05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                       09/13/93

Janus Aspen Balanced Portfolio                                                                                09/13/93

Janus Aspen Flexible Income Portfolio                                                                         09/13/93

Janus Aspen Growth Portfolio                                                                                  09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                         09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                        09/13/93

Lexington Natural Resources Trust                                                                             05/31/89

Neuberger & Berman Growth Portfolio                                                                           12/31/85

Scudder International Portfolio                                                                               04/30/87

TCI Growth                                                                                                    11/20/87

                                                      MULTIPLE OPTION CONTRACTS
                                                               TABLE C


INSTALLMENT PAYMENT ACCOUNT                                                                                      FUND
($15 ANNUAL MAINTENANCE FEE)                   STANDARDIZED                    NON-STANDARDIZED               INCEPTION
                                                                                                                 DATE
-----------------------------------------------------------------------------------------------------------------------
        SUBACCOUNT                   1  Year   5 Years  10 Years   1 Year    3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                           04/30/75

Aetna Income Shares                                                                                           06/01/78

Aetna Variable Encore Fund                                                                                    09/01/75

Aetna Investment Advisers Fund, Inc.                                                                          06/23/89

Alger American Growth Portfolio                                                                               01/08/89

Alger American Small Cap Portfolio                                                                            09/21/88

Calvert Responsibly Invested Balanced Portfolio                                                               09/30/86

Fidelity Equity-Income Portfolio                                                                              10/22/86

Fidelity Growth Portfolio                                                                                     11/07/86

Fidelity Overseas Portfolio                                                                                   02/13/87

Franklin Government Securities Trust                                                                          05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                       09/13/93

Janus Aspen Balanced Portfolio                                                                                09/13/93

Janus Aspen Flexible Income Portfolio                                                                         09/13/93

Janus Aspen Growth Portfolio                                                                                  09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                         09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                        09/13/93

Lexington Natural Resources Trust                                                                             05/31/89

Neuberger & Berman Growth Portfolio                                                                           12/31/85

Scudder International Portfolio                                                                               04/30/87

TCI Growth                                                                                                    11/20/87

                                                      MULTIPLE OPTION CONTRACTS
                                                               TABLE D


INSTALLMENT PAYMENT ACCOUNT                                                                                      FUND
($7.50 ANNUAL MAINTENANCE FEE)                   STANDARDIZED                 NON-STANDARDIZED                INCEPTION
                                                                                                                 DATE
-----------------------------------------------------------------------------------------------------------------------
        SUBACCOUNT                   1  Year   5 Years  10 Years   1 Year    3 Years   5 Years  10 Years
-----------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                           04/30/75

Aetna Income Shares                                                                                           06/01/78

Aetna Variable Encore Fund                                                                                    09/01/75

Aetna Investment Advisers Fund, Inc.                                                                          06/23/89

Alger American Growth Portfolio                                                                               01/08/89

Alger American Small Cap Portfolio                                                                            09/21/88

Calvert Responsibly Invested Balanced Portfolio                                                               09/30/86

Fidelity Equity-Income Portfolio                                                                              10/22/86

Fidelity Growth Portfolio                                                                                     11/07/86

Fidelity Overseas Portfolio                                                                                   02/13/87

Franklin Government Securities Trust                                                                          05/30/89

Janus Aspen Aggressive Growth Portfolio                                                                       09/13/93

Janus Aspen Balanced Portfolio                                                                                09/13/93

Janus Aspen Flexible Income Portfolio                                                                         09/13/93

Janus Aspen Growth Portfolio                                                                                  09/13/93

Janus Aspen Short-Term Bond Portfolio                                                                         09/13/93

Janus Aspen Worldwide Growth Portfolio                                                                        09/13/93

Lexington Natural Resources Trust                                                                             05/31/89

Neuberger & Berman Growth Portfolio                                                                           12/31/85

Scudder International Portfolio                                                                               04/30/87

TCI Growth                                                                                                    11/20/87

                                ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.

The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is 1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Fund being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                              FINANCIAL STATEMENTS


                           VARIABLE ANNUITY ACCOUNT C


                                      INDEX


Independent Auditors' Report . . . . . . . . . . . . .  S-2
Statement of Assets and Liabilities. . . . . . . . . .  S-3
Statement of Operations. . . . . . . . . . . . . . . .  S-4
Statements of Changes in Net Assets. . . . . . . . . .  S-5
Notes to Financial Statements  . . . . . . . . . . . .  S-6

                       STATEMENT OF ADDITIONAL INFORMATION




                           VARIABLE ANNUITY ACCOUNT C




                           VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                    AETNA LIFE INSURANCE AND ANNUITY COMPANY



FORM NO. 75964(S)

                         VARIABLE ANNUITY ACCOUNT C
                         PART C - OTHER INFORMATION

ITEM 24.     FINANCIAL STATEMENTS AND EXHIBITS
     (a) Financial Statements:*
         (1)     Included in Part A:
                 Condensed Financial Information
         (2)     Included in Part B:
                 Financial Statements of Variable Annuity Account C:
                 -    Independent Auditors' Report
                 -    Statement of Assets and Liabilities as of December 31, 1995
                 -    Statement of Operations for the year ended December 31, 1995
                 -    Statements of Changes in Net Assets for the years ended
                      December 31, 1995 and 1994
                 -    Notes to Financial Statements
                 Financial Statements of the Depositor:
                 -    Independent Auditors' Report
                 -    Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
                 -    Consolidated Balance Sheets as of December 31, 1995 and 1994
                 -    Consolidated Statements of Changes in Shareholder's Equity for the years ended December
                      31, 1995, 1994 and 1993
                 -    Consolidated Statements of Cash Flows for the years ended December 31, 1995, 1994 and
                      1993
                 -    Notes to Consolidated Financial Statements

     (b) Exhibits
         (1)     Resolution of the Board of Directors of Aetna Life Insurance and Annuity Company
                 establishing Variable Annuity Account C(1)
         (2)     Not applicable
         (3.1)   Form of Broker-Dealer Agreement(2)
         (3.2)   Alternative Form of Wholesaling Agreement and related Selling Agreement(2)
         (4.1)   Form of Variable Annuity Contract (G-CDA-HF)(3)
         (4.2)   Form of Variable Annuity Contract (IA-CDA-IA)(4)
         (4.3)   Form of Variable Annuity Contract (G-CDA-HD)(5)
         (4.4)   Form of Variable Annuity Contract (IA-CDA-HD)*
         (5.2)   Form of Variable Annuity Contract Application (710.00.16H)(4)
         (6)     Certification of Incorporation and By-Laws of Depositor(6)
         (7)     Not applicable
         (8.1)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Alger
                 American Fund and Fred Alger Management, Inc. dated
                 September 1, 1993(2)


         (8.2)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Calvert
                 Asset Management Company (Calvert Responsibility Invested Balanced Portfolio formerly
                 Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993(7)
         (8.3)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity
                 Distributors Corporation dated February 1, 1994 (Variable Insurance Products Fund)(8)
         (8.4)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Fidelity
                 Distributors Corporation dated February 1, 1994 (Variable Insurance Products Fund II)(8)
         (8.5)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Franklin
                 Advisers, Inc. dated January 31, 1989(9)
         (8.6)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Janus
                 Aspen Series dated April 19, 1994 and amended June 15, 1994(11)
         (8.7)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and
                 Lexington Management Corporation regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991(7)
         (8.8)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Advisers
                 Management Trust (now Neuberger & Berman Advisers Management Trust) dated April 14, 1989(2)
         (8.9)   Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Scudder
                 Variable Life Investment Fund dated April 27, 1992 and amended February 19, 1993 and
                 August 13, 1993(11)
         (8.10)  Fund Participation Agreement between Aetna Life Insurance and Annuity Company, Investors
                 Research Corporation and TCI Portfolios, Inc. dated
                 July 29, 1992 and amended December 22, 1992 and June 1, 1994(11)
         (9)     Opinion of Counsel*
         (10.1)  Consent of Independent Auditors*
         (10.2)  Consent of Counsel*
         (11)    Not applicable
         (12)    Not applicable
         (13)    Computation of Performance Data*
         (14)    Financial Data Schedule*
         (15.1)  Powers of Attorney(12)
         (15.2)  Authorization for Signatures(13)

*   To be filed by amendment.
1. Incorporated by reference to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1986.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964) filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75958) filed on April 28, 1995.
5. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75960) filed on April 28, 1995.
6. Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
7. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75978) filed on March 24, 1995.
8. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994.
9. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75990) filed on April 25, 1994.
10. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
11. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.
12. The Power of Attorney for David E. Bushong, Acting Chief Financial Officer, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically, on September 18, 1995. The Powers of Attorney for all other signatories are incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982), as filed electronically, on February 20, 1996.
13. Incorporated by Reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91846) electronically filed on August 16, 1995.

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL
BUSINESS ADDRESS*                POSITIONS AND OFFICES WITH DEPOSITOR
-----------------                ------------------------------------
Daniel P. Kearney                Director and President

Timothy A. Holt                  Director

Christopher J. Burns             Director and Senior Vice President

Laura R. Estes                   Director and Senior Vice President

Gail P. Johnson                  Director and Vice President

John Y. Kim                      Director and Senior Vice President

Shaun P. Mathews                 Director and Senior Vice President

Glen Salow                       Director and Vice President

Creed R. Terry                   Director and Vice President

James C. Hamilton                Vice President and Treasurer

David E. Bushong                 Acting Chief Financial Officer

Eugene M. Trovato                Vice President, Chief Accounting Officer and
                                 Corporate Controller

Zoe Baird                        Senior Vice President and General Counsel

Susan E. Schechter               Corporate Secretary and Counsel

* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

   Incorporated herein by reference to Item 26 of Post Effective
Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75982) as filed electronically on February 20, 1996.

ITEM 27.   NUMBER OF CONTRACT OWNERS

   As of December 31, 1995, there were 577,320 individuals holding interests in variable annuity contracts funded through Account C.

ITEM 28.   INDEMNIFICATION

   Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

   C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

   Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.   PRINCIPAL UNDERWRITER

   (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET

       Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B and Variable Annuity Accounts B and G.

   (b) See Item 25 regarding the Depositor.

   (c) Compensation as of December 31, 1995:

    (1)             (2)               (3)            (4)           (5)

NAME OF      NET UNDERWRITING  COMPENSATION
PRINCIPAL    DISCOUNTS AND     ON REDEMPTION     BROKERAGE
UNDERWRITER  COMMISSIONS       OR ANNUITIZATION  COMMISSIONS  COMPENSATION*
-----------  ----------------  ----------------  -----------  -------------
Aetna Life                          $   **                       $   **
Insurance and
Annuity Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account C.

**   To be updated by amendment.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

   All records concerning contract owners of Variable Annuity Account C are located at the home office of the Depositor as follows:

              Aetna Life Insurance and Annuity Company
              151 Farmington Avenue
              Hartford, Connecticut  06156

ITEM 31.   MANAGEMENT SERVICES

   Not applicable

ITEM 32.   UNDERTAKINGS

   Registrant hereby undertakes:

   (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

   (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

   (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

   (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter,
       [1989 Transfer Binder] Fed. SEC. L. Rep. (CCH) PARA 78,904 at 78,523 (November 22, 1988).

   (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

   As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has duly caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 33-75964) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 20th day of February, 1996.

                              VARIABLE ANNUITY ACCOUNT C OF AETNA
                               LIFE INSURANCE AND ANNUITY COMPANY
                                (REGISTRANT)

                          By: AETNA LIFE INSURANCE AND ANNUITY
                              COMPANY
                                (DEPOSITOR)


                          By: Daniel P. Kearney*
                              ----------------------------------------------
                              Daniel P. Kearney
                              President

   As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-75964) has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE                        TITLE                                             DATE
---------                        -----                                             ----
Daniel P. Kearney*               Director and President                        )
-------------------------------                                                )
Daniel P. Kearney                (principal executive officer)                 )
                                                                               )
Timothy A. Holt*                 Director                                      )  February
-------------------------------                                                )  20, 1996
Timothy A. Holt                                                                )
                                                                               )
David E. Bushong*                Acting Chief Financial Officer                )
-------------------------------                                                )
David E. Bushong                                                               )
                                                                               )
Eugene M. Trovato*               Vice President, Chief Accounting Officer and  )
-------------------------------                                                )
Eugene M. Trovato                Corporate Controller                          )
                                                                               )
Christopher J. Burns*            Director                                      )
-------------------------------                                                )
Christopher J. Burns                                                           )

Laura R. Estes*                  Director                                      )
-------------------------------                                                )
Laura R. Estes                                                                 )
                                                                               )
Gail P. Johnson*                 Director                                      )
-------------------------------                                                )
Gail P. Johnson                                                                )
                                                                               )
John Y. Kim*                     Director                                      )
-------------------------------                                                )
John Y. Kim                                                                    )
                                                                               )
Shaun P. Mathews*                Director                                      )
-------------------------------                                                )
Shaun P. Mathews                                                               )
                                                                               )
Glen Salow*                      Director                                      )
-------------------------------                                                )
Glen Salow                                                                     )
                                                                               )
Creed R. Terry*                  Director                                      )
-------------------------------                                                )
Creed R. Terry                                                                 )

By:  /s/ Julie E. Rockmore
     --------------------------
     Julie E. Rockmore
     *Attorney-in-Fact


                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX

EXHIBIT NO.  EXHIBIT                                                             PAGE
-----------  -------                                                             ----
99-B.1       Resolution of the Board of Directors of Aetna Life Insurance and      *
             Annuity Company establishing Variable Annuity Account C

99-B.3.1     Form of Broker-Dealer Agreement                                       *

99-B.3.2     Alternative Form of Wholesaling Agreement and related Selling         *
             Agreement

99-B.4.1     Form of Variable Annuity Contract (G-CDA-HF)                          *

99-B.4.2     Form of Variable Annuity Contract (IA-CDA-IA)                         *

99-B.4.3     Form of Variable Annuity Contract (G-CDA-HD)                          *

99-B.4.4     Form of Variable Annuity Contract (IA-CDA-HD)                         *

99-B.5       Form of Variable Annuity Contract Application                         *

99-B.6       Certification of Incorporation and By-Laws of Depositor               *

99-B.8.1     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company, Alger American Fund and Fred Alger
             Management, Inc. dated September 1, 1993

99-B.8.2     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Calvert Asset Management Company
             (Calvert Responsibility Invested Balanced Portfolio formerly
             Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Fidelity Distributors Corporation dated
             February 1, 1994 (Variable Insurance Products Fund)

99-B.8.4     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Fidelity Distributors Corporation dated
             February 1, 1994 (Variable Insurance Products Fund II)

*Incorporated by reference

EXHIBIT NO.  EXHIBIT                                                             PAGE
-----------  -------                                                             ----
99-B.8.5     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Franklin Advisers, Inc. dated January 31,
             1989

99-B.8.6     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994

99-B.8.7     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Lexington Management Corporation
             regarding Natural Resources Trust dated December 1, 1988 and amended February 11, 1991

99-B.8.8     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Advisers Management Trust (now Neuberger
             & Berman Advisers Management Trust) dated April 14, 1989

99-B.8.9     Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company and Scudder Variable Life Investment Fund dated
             April 27, 1992 and amended February 19, 1993 and August 13, 1993

99-B.8.10    Fund Participation Agreement between Aetna Life Insurance and         *
             Annuity Company, Investors Research Corporation and TCI
             Portfolios, Inc. dated July 29, 1992 and amended December 22, 1992 and June 1, 1994

99-B.9       Opinion of Counsel                                                   **

99-B.10.1    Consent of Independent Auditors                                      **

99-B.10.2    Consent of Counsel                                                   **

99-B.13      Computation of Performance Data                                      **

99-B.15.1    Powers of Attorney                                                    *

99-B.15.2    Authorization for Signatures                                          *

27           Financial Data Schedule                                               *

*Incorporated by reference
**To be filed by amendment